UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Hood River Emerging Markets Fund
Institutional Shares | HREOX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of  November 24, 2025 (commencement of operations) to  December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Institutional Shares	$13	1.25%
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,303,636
Number of Holdings	76
Net Advisory Fee	$0
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.2%
SK hynix, Inc.	3.3%
Alibaba Group Holding Ltd.	2.8%
Zhongji Innolight Co. Ltd.	2.7%
ASE Technology Holding Co. Ltd.	1.8%
Lens Technology Co. Ltd.	1.8%
Standard Chartered PLC	1.8%
HSBC Holdings PLC	1.7%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/emerging-markets-fund/.
Hood River Emerging Markets Fund	PAGE 1	TSR-SAR-56170L596

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Emerging Markets Fund	PAGE 2	TSR-SAR-56170L596

Hood River Emerging Markets Fund
Investor Shares | HREIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of  November 24, 2025 (commencement of operations) to  December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Investor Shares	$16	1.50%
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,303,636
Number of Holdings	76
Net Advisory Fee	$0
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.2%
SK hynix, Inc.	3.3%
Alibaba Group Holding Ltd.	2.8%
Zhongji Innolight Co. Ltd.	2.7%
ASE Technology Holding Co. Ltd.	1.8%
Lens Technology Co. Ltd.	1.8%
Standard Chartered PLC	1.8%
HSBC Holdings PLC	1.7%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/emerging-markets-fund/.
Hood River Emerging Markets Fund	PAGE 1	TSR-SAR-56170L588

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Emerging Markets Fund	PAGE 2	TSR-SAR-56170L588

Hood River Emerging Markets Fund
Retirement Shares | HRERX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of  November 24, 2025 (commencement of operations) to  December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Retirement Shares	$12	1.15%
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,303,636
Number of Holdings	76
Net Advisory Fee	$0
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.2%
SK hynix, Inc.	3.3%
Alibaba Group Holding Ltd.	2.8%
Zhongji Innolight Co. Ltd.	2.7%
ASE Technology Holding Co. Ltd.	1.8%
Lens Technology Co. Ltd.	1.8%
Standard Chartered PLC	1.8%
HSBC Holdings PLC	1.7%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/emerging-markets-fund/.
Hood River Emerging Markets Fund	PAGE 1	TSR-SAR-56170L570

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Emerging Markets Fund	PAGE 2	TSR-SAR-56170L570

Hood River International Opportunity Fund
Institutional Shares | HRIOX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$72	1.26%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$197,624,775
Number of Holdings	90
Net Advisory Fee	$799,097
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.3%
Tower Semiconductor Ltd.	2.6%
Almonty Industries, Inc.	2.5%
Cameco Corp.	2.4%
BE Semiconductor Industries NV	2.3%
Kandenko Co. Ltd.	2.3%
Establishment Labs Holdings, Inc.	2.1%
Dai-Dan Co. Ltd.	2.1%
IHI Corp.	1.8%
MEC Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
Hood River International Opportunity Fund	PAGE 1	TSR-SAR-56170L778

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-SAR-56170L778

Hood River International Opportunity Fund
Investor Shares | HRIIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$85	1.48%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$197,624,775
Number of Holdings	90
Net Advisory Fee	$799,097
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.3%
Tower Semiconductor Ltd.	2.6%
Almonty Industries, Inc.	2.5%
Cameco Corp.	2.4%
BE Semiconductor Industries NV	2.3%
Kandenko Co. Ltd.	2.3%
Establishment Labs Holdings, Inc.	2.1%
Dai-Dan Co. Ltd.	2.1%
IHI Corp.	1.8%
MEC Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
Hood River International Opportunity Fund	PAGE 1	TSR-SAR-56170L760

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-SAR-56170L760

Hood River International Opportunity Fund
Retirement Shares | HRITX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$66	1.16%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$197,624,775
Number of Holdings	90
Net Advisory Fee	$799,097
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.3%
Tower Semiconductor Ltd.	2.6%
Almonty Industries, Inc.	2.5%
Cameco Corp.	2.4%
BE Semiconductor Industries NV	2.3%
Kandenko Co. Ltd.	2.3%
Establishment Labs Holdings, Inc.	2.1%
Dai-Dan Co. Ltd.	2.1%
IHI Corp.	1.8%
MEC Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
Hood River International Opportunity Fund	PAGE 1	TSR-SAR-56170L752

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-SAR-56170L752

Hood River New Opportunities Fund
Institutional Shares | HRNOX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  July 1, 2025 to  December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$55	0.95%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,995,007
Number of Holdings	117
Net Advisory Fee	$912,138
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.6%
Ondas Inc.	3.8%
Dave Inc.	3.4%
MasTec Inc.	2.7%
Comfort Systems USA Inc.	2.4%
Insmed Inc.	2.2%
Kratos Defense & Security Solutions Inc.	1.9%
FirstCash Holdings Inc.	1.8%
Symbotic Inc.	1.6%
XPO Inc.	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 1	TSR-SAR-56170L646

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-SAR-56170L646

Hood River New Opportunities Fund
Investor Shares | HRNIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  July 1, 2025 to  December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$69	1.20%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,995,007
Number of Holdings	117
Net Advisory Fee	$912,138
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.6%
Ondas Inc.	3.8%
Dave Inc.	3.4%
MasTec Inc.	2.7%
Comfort Systems USA Inc.	2.4%
Insmed Inc.	2.2%
Kratos Defense & Security Solutions Inc.	1.9%
FirstCash Holdings Inc.	1.8%
Symbotic Inc.	1.6%
XPO Inc.	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 1	TSR-SAR-56170L638

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-SAR-56170L638

Hood River New Opportunities Fund
Retirement Shares | HRNRX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  July 1, 2025 to  December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$49	0.85%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,995,007
Number of Holdings	117
Net Advisory Fee	$912,138
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.6%
Ondas Inc.	3.8%
Dave Inc.	3.4%
MasTec Inc.	2.7%
Comfort Systems USA Inc.	2.4%
Insmed Inc.	2.2%
Kratos Defense & Security Solutions Inc.	1.9%
FirstCash Holdings Inc.	1.8%
Symbotic Inc.	1.6%
XPO Inc.	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 1	TSR-SAR-56170L620

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-SAR-56170L620

Hood River Small-Cap Growth Fund
Institutional Shares | HRSMX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$60	1.06%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,848,611,793
Number of Holdings	119
Net Advisory Fee	$20,332,306
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.0%
MasTec, Inc.	3.6%
Comfort Systems USA, Inc.	2.5%
Dave, Inc.	2.5%
Kratos Defense & Security Solutions, Inc.	2.3%
FirstCash Holdings, Inc.	1.9%
HCI Group, Inc.	1.9%
Semtech Corp.	1.8%
QXO, Inc.	1.7%
XPO, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
Hood River Small-Cap Growth Fund	PAGE 1	TSR-SAR-56170L208

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-SAR-56170L208

Hood River Small-Cap Growth Fund
Investor Shares | HRSRX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$74	1.31%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,848,611,793
Number of Holdings	119
Net Advisory Fee	$20,332,306
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.0%
MasTec, Inc.	3.6%
Comfort Systems USA, Inc.	2.5%
Dave, Inc.	2.5%
Kratos Defense & Security Solutions, Inc.	2.3%
FirstCash Holdings, Inc.	1.9%
HCI Group, Inc.	1.9%
Semtech Corp.	1.8%
QXO, Inc.	1.7%
XPO, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
Hood River Small-Cap Growth Fund	PAGE 1	TSR-SAR-56170L109

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-SAR-56170L109

Hood River Small-Cap Growth Fund
Retirement Shares | HRSIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$54	0.96%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,848,611,793
Number of Holdings	119
Net Advisory Fee	$20,332,306
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.0%
MasTec, Inc.	3.6%
Comfort Systems USA, Inc.	2.5%
Dave, Inc.	2.5%
Kratos Defense & Security Solutions, Inc.	2.3%
FirstCash Holdings, Inc.	1.9%
HCI Group, Inc.	1.9%
Semtech Corp.	1.8%
QXO, Inc.	1.7%
XPO, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
Hood River Small-Cap Growth Fund	PAGE 1	TSR-SAR-56170L505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-SAR-56170L505

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hood River Funds
Core Financial Statements
December 31, 2025 (Unaudited)

Page
Schedule of Investments
Hood River Emerging Markets Fund	1
Hood River International Opportunity Fund	5
Hood River New Opportunities Fund	10
Hood River Small-Cap Growth Fund	16
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights
Hood River Emerging Markets Fund	32
Hood River International Opportunity Fund	35
Hood River New Opportunities Fund	38
Hood River Small-Cap Growth Fund	41
Notes to Financial Statements	44
Approval of the Investment Advisory Agreement for the Hood River Emerging Markets Fund	56
Approval of the Investment Advisory Agreement for the Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund and Hood River New Opportunities Fund	58
Additional Information	61

Hood River Emerging Markets Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Communication Services - 5.4%
Interactive Media & Services - 5.4%
Baidu, Inc. - ADR(a)	45	$5,880
Tencent Holdings Ltd.	845	64,848
Total Communication Services		70,728
Consumer Discretionary - 9.4%
Automobile Components - 2.2%
Essence Fastening Systems Shanghai Co. Ltd. - Class A	700	15,528
Minth Group Ltd.	3,000	12,291
		27,819
Automobiles - 0.8%
Zhejiang Taotao Vehicles Co. Ltd. - Class A	300	10,780
Broadline Retail - 3.2%
Alibaba Group Holding Ltd. - ADR	253	37,085
Jumia Technologies AG - ADR(a)	402	5,021
		42,106
Hotels, Restaurants & Leisure - 0.4%
Trip.com Group Ltd.	70	5,019
Household Durables - 1.5%
Cury Construtora e Incorporadora SA	2,300	13,529
SharkNinja, Inc.(a)	55	6,155
		19,684
Specialty Retail - 0.9%
ATRenew, Inc. - ADR(a)	2,190	11,607
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports, Inc.(a)	135	5,042
Total Consumer Discretionary		122,057
Consumer Staples - 0.7%
Food Products - 0.7%
China Youran Dairy Group Ltd.(a)(b)	14,000	9,153
Financials - 18.8%
Banks - 13.6%
Bank of Jiangsu Co. Ltd. - Class A	8,300	12,352
Bank of Nanjing Co. Ltd. - Class A	7,600	12,431
China Construction Bank Corp. - Class H	11,450	11,333
Credicorp Ltd.	30	8,610
Grupo Cibest SA - ADR	165	10,496
HDFC Bank Ltd. - ADR	395	14,433
HSBC Holdings PLC	1,450	22,730
ICICI Bank Ltd. - ADR	480	14,304

The accompanying notes are an integral part of these financial statements.

1

Hood River Emerging Markets Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Banks - (Continued)
Industrial & Commercial Bank of China Ltd. - Class H	19,800	$16,022
KB Financial Group, Inc. - ADR	119	10,239
NU Holdings Ltd. - Class A(a)	930	15,568
Shinhan Financial Group Co. Ltd. - ADR	100	5,363
Standard Chartered PLC	950	23,008
		176,889
Consumer Finance - 0.4%
Kaspi.KZ JSC - ADR(a)	65	5,078
Financial Services - 0.5%
FirstRand Ltd.	1,200	6,576
Insurance - 4.3%
Cathay Financial Holding Co. Ltd.	4,000	9,649
China Taiping Insurance Holdings Co. Ltd.	6,800	16,375
Fubon Financial Holding Co. Ltd.	4,000	12,243
Ping An Insurance Group Co. of China Ltd. - Class H	2,100	17,639
		55,906
Total Financials		244,449
Health Care - 2.3%
Health Care Equipment & Supplies - 0.8%
Establishment Labs Holdings, Inc.(a)	143	10,422
Life Sciences Tools & Services - 1.5%
Insilico Medicine Cayman TopCo(a)	4,000	19,089
Total Health Care		29,511
Industrials - 18.3%
Aerospace & Defense - 2.3%
Embraer SA - ADR	160	10,299
Hanwha Systems Co. Ltd.	240	9,065
Theon International PLC	340	10,649
		30,013
Construction & Engineering - 1.0%
Hyundai Engineering & Construction Co. Ltd.	266	12,963
Electrical Equipment - 9.4%
Bloom Energy Corp. - Class A(a)	130	11,296
Contemporary Amperex Technology Co. Ltd. - Class H	250	16,260
Dajin Heavy Industry Co. Ltd. - Class A	1,900	14,107
Doosan Enerbility Co. Ltd.(a)	290	15,168
HD Hyundai Electric Co. Ltd.	20	10,741
Hyosung Heavy Industries Corp.	8	9,883

The accompanying notes are an integral part of these financial statements.

2

Hood River Emerging Markets Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Electrical Equipment - (Continued)
LS Electric Co. Ltd.	32	$10,252
Shenzhen UUGreenPower Co. Ltd. - Class A	600	15,223
Sieyuan Electric Co. Ltd. - Class A	900	19,895
		122,825
Machinery - 5.6%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	3,200	19,072
Hanwha Ocean Co. Ltd.(a)	102	8,054
Jiangsu Hengli Hydraulic Co. Ltd. - Class A	800	12,572
UBTech Robotics Corp. Ltd. - Class H(a)	700	11,407
Xi'an Bright Laser Technologies Co. Ltd. - Class A	600	9,572
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class H	2,500	12,348
		73,025
Total Industrials		238,826
Information Technology - 34.1%(c)
Communications Equipment - 3.6%
Suzhou TFC Optical Communication Co. Ltd.	400	11,550
Zhongji Innolight Co. Ltd. - Class A	400	34,755
		46,305
Electronic Equipment, Instruments & Components - 6.2%
Delta Electronics, Inc.	600	18,302
Eoptolink Technology, Inc. Ltd.	300	18,381
Lens Technology Co. Ltd. - Class H	7,300	23,629
Luxshare Precision Industry Co. Ltd. - Class A	2,600	21,147
		81,459
Semiconductors & Semiconductor Equipment - 18.4%
ASE Technology Holding Co. Ltd.	3,000	23,655
Biwin Storage Technology Co. Ltd. - Class A(a)	800	13,116
King Yuan Electronics Co. Ltd.	1,811	14,256
SK hynix, Inc.	94	42,571
Suzhou Maxwell Technologies Co. Ltd. - Class A	500	14,714
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	433	131,584
		239,896
Technology Hardware, Storage & Peripherals - 5.9%
Lite-On Technology Corp.	3,600	18,728
Samsung Electronics Co. Ltd.	650	54,480
Xiaomi Corp. - Class B(a)(b)	850	4,290
		77,498
Total Information Technology		445,158

The accompanying notes are an integral part of these financial statements.

3

Hood River Emerging Markets Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 6.7%
Chemicals - 1.5%
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	1,600	$10,613
Shida Shinghwa Advanced Material Group Co. Ltd. - Class A(a)	900	9,631
		20,244
Containers & Packaging - 1.0%
Zhejiang Zhongxin Environmental Protection Technology Group Co. Ltd. - Class A	1,100	12,478
Metals & Mining - 4.2%
CMOC Group Ltd. - Class H	5,500	13,665
Jiangxi Copper Co. Ltd. - Class H	1,900	10,502
Vale SA - ADR	1,300	16,939
Zijin Mining Group Co. Ltd. - Class H	3,000	13,735
		54,841
Total Materials		87,563
TOTAL COMMON STOCKS (Cost $1,182,252)		1,247,445
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%
First American Treasury Obligations Fund - Class X, 3.68%(d)	41,601	41,601
TOTAL MONEY MARKET FUNDS (Cost $41,601)		41,601
TOTAL INVESTMENTS - 98.9% (Cost $1,223,853)		$1,289,046
Other Assets in Excess of Liabilities - 1.1%		14,590
TOTAL NET ASSETS - 100.0%		$1,303,636

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $13,443 or 1.0% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Communication Services - 0.9%
Entertainment - 0.9%
CD Projekt SA	26,700	$1,783,718
Consumer Discretionary - 9.3%
Automobile Components - 2.2%
Minth Group Ltd.	444,300	1,820,283
Schaeffler AG	256,408	2,496,327
		4,316,610
Broadline Retail - 2.0%
Falabella SA	374,280	2,610,869
Jumia Technologies AG - ADR(a)(b)	110,365	1,378,459
		3,989,328
Hotels, Restaurants & Leisure - 3.3%
Genius Sports Ltd.(a)	276,963	3,052,132
Lottomatica Group SpA	37,000	969,666
WEB Travel Group Ltd.(a)	797,558	2,536,805
		6,558,603
Household Durables - 0.4%
Cury Construtora e Incorporadora SA	130,565	768,014
Specialty Retail - 1.4%
KITS Eyecare Ltd.(a)	110,666	1,477,912
Sanrio Co. Ltd.	41,400	1,295,415
		2,773,327
Total Consumer Discretionary		18,405,882
Consumer Staples - 1.2%
Food Products - 0.3%
Winfarm SAS(a)	111,258	517,771
Personal Care Products - 0.9%
Oddity Tech Ltd. - Class A(a)(b)	46,601	1,872,428
Total Consumer Staples		2,390,199
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cameco Corp.	52,640	4,816,034
Denison Mines Corp.(a)(b)	663,637	1,765,274
Energy Fuels, Inc.(a)	56,000	814,240
Total Energy		7,395,548
Financials - 11.8%
Banks - 4.4%
Banco BPM SpA	91,702	1,392,487
BPER Banca SPA	93,351	1,261,402
Credicorp Ltd.(b)	7,432	2,132,984

The accompanying notes are an integral part of these financial statements.

5

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Banks - (Continued)
Credito Emiliano SpA	54,850	$979,953
Grupo Cibest SA - ADR	45,876	2,918,173
		8,684,999
Capital Markets - 3.3%
flatexDEGIRO AG	31,664	1,356,545
IP Group PLC(a)	1,240,000	979,474
Meitav Investment House Ltd.	20,000	726,670
Pensionbee Group PLC(a)	525,000	1,145,008
Plus500 Ltd.	46,230	2,258,028
		6,465,725
Consumer Finance - 1.8%
Kaspi.KZ JSC - ADR(a)(b)	24,193	1,890,199
Zip Co. Ltd.(a)	820,000	1,779,938
		3,670,137
Financial Services - 1.3%
Boku, Inc.(a)(c)	510,000	1,443,649
Wise PLC - Class A(a)	102,500	1,227,948
		2,671,597
Insurance - 1.0%
Revo Insurance SpA	84,256	1,892,832
Total Financials		23,385,290
Health Care - 2.8%
Health Care Equipment & Supplies - 2.4%
Establishment Labs Holdings, Inc.(a)(b)	58,166	4,239,138
Implantica AG(a)	83,204	452,780
		4,691,918
Health Care Technology - 0.4%
Craneware PLC	30,769	801,892
Total Health Care		5,493,810
Industrials - 33.2%(d)
Aerospace & Defense - 3.5%
A2Z Cust2Mate Solutions Corp.(a)(b)	227,721	1,482,464
Avio SpA	71,355	2,433,923
Hanwha Systems Co. Ltd.	41,000	1,548,550
Theon International PLC	48,000	1,503,422
		6,968,359
Air Freight & Logistics - 0.7%
InPost SA(a)	115,000	1,413,201
Building Products - 0.7%
KRN Heat Exchanger And Refrigeration Ltd.(a)	163,000	1,321,420

The accompanying notes are an integral part of these financial statements.

6

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Commercial Services & Supplies - 2.9%
GFL Environmental, Inc.	60,469	$2,597,143
Orizon Valorizacao de Residuos SA(a)	248,206	3,158,833
		5,755,976
Construction & Engineering - 6.6%
Dai-Dan Co. Ltd.	263,200	4,164,627
Hyundai Engineering & Construction Co. Ltd.	33,377	1,626,585
Kandenko Co. Ltd.	138,900	4,461,233
Sanki Engineering Co. Ltd.	76,300	2,794,699
		13,047,144
Electrical Equipment - 6.1%
Fujikura Ltd.	23,300	2,583,863
HD Hyundai Electric Co. Ltd.	3,392	1,821,668
Hyosung Heavy Industries Corp.	2,558	3,160,007
Shenzhen UUGreenPower Co. Ltd. - Class A	39,919	1,012,806
Siemens Energy AG(a)	24,386	3,421,073
		11,999,417
Machinery - 10.2%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	339,000	2,020,418
Circus SE(a)	211,816	2,970,819
Hanwha Ocean Co. Ltd.(a)	18,459	1,457,530
IHI Corp.	207,100	3,640,941
Japan Steel Works Ltd.	15,300	753,508
Mitsubishi Heavy Industries Ltd.	126,100	3,078,409
Union Tool Co.	31,800	1,732,876
Wartsila OYJ Abp	94,363	3,340,882
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class H	237,000	1,170,577
		20,165,960
Professional Services - 0.8%
Chrysos Corp. Ltd.(a)	320,000	1,573,883
Trading Companies & Distributors - 1.7%
Zedcor, Inc.(a)	724,685	3,326,302
Total Industrials		65,571,662
Information Technology - 26.3%(d)
Communications Equipment - 0.7%
Parrot SA(a)	157,000	1,357,284
Electronic Equipment, Instruments & Components - 7.3%
Jenoptik AG	88,000	1,998,029
Kitron ASA	251,500	1,811,605
Kraken Robotics, Inc.(a)	536,831	2,503,164
Lens Technology Co. Ltd. - Class H	427,000	1,382,133
Maruwa Co. Ltd.	4,900	1,331,644

The accompanying notes are an integral part of these financial statements.

7

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Electronic Equipment, Instruments & Components - (Continued)
Next Vision Stabilized Systems Ltd.	43,471	$2,865,392
Taiwan Union Technology Corp.	164,400	2,585,366
		14,477,333
IT Services - 5.3%
Applied Digital Corp.(a)(b)	350,000	8,582,000
Indra Sistemas SA	31,000	1,762,204
		10,344,204
Semiconductors & Semiconductor Equipment - 11.0%
AIXTRON SE	173,882	3,491,109
ASE Technology Holding Co. Ltd.	273,600	2,157,315
BE Semiconductor Industries NV	29,157	4,558,285
Biwin Storage Technology Co. Ltd. - Class A(a)	60,000	983,700
Infineon Technologies AG	39,229	1,711,597
King Yuan Electronics Co. Ltd.	243,000	1,912,867
Shibaura Mechatronics Corp.	14,100	1,703,856
Tower Semiconductor Ltd.(a)	44,596	5,236,462
		21,755,191
Software - 2.0%
BlackBerry Ltd.(a)(b)	352,108	1,334,489
Gorilla Technology Group, Inc.(a)(b)	37,100	405,132
IREN Ltd.(a)(b)	58,634	2,214,606
		3,954,227
Total Information Technology		51,888,239
Materials - 5.8%
Chemicals - 1.8%
MEC Co. Ltd.	109,300	3,560,263
Construction Materials - 1.2%
Heidelberg Materials AG	9,043	2,344,458
Metals & Mining - 2.8%
Almonty Industries, Inc.(a)	561,364	4,945,617
IperionX Ltd.(a)	180,000	669,911
		5,615,528
Total Materials		11,520,249
TOTAL COMMON STOCKS (Cost $143,711,553)		187,834,597

The accompanying notes are an integral part of these financial statements.

8

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Contracts	Value
WARRANTS - 0.1%
Sequans Communications (SQNS), Expires 09/30/2030, Exercise Price $0.01(a)(e)	24,080	$108,117
TOTAL WARRANTS (Cost $334,705)		108,117

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(f)	20,716,786	20,716,786
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,716,786)		20,716,786

	Shares
MONEY MARKET FUNDS - 5.3%
First American Treasury Obligations Fund - Class X, 3.68%(f)	10,417,512	10,417,512
TOTAL MONEY MARKET FUNDS (Cost $10,417,512)		10,417,512
TOTAL INVESTMENTS - 110.9% (Cost $175,180,556)		$219,077,012
Liabilities in Excess of Other Assets - (10.9)%		(21,452,237)
TOTAL NET ASSETS - 100.0%		$197,624,775

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of December 31, 2025. The fair value of these securities was $20,234,519.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,443,649 or 0.7% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of December 31, 2025.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 1.9%
Entertainment - 1.0%
Take-Two Interactive Software, Inc.(a)	15,013	$3,843,778
Interactive Media & Services - 0.9%
Reddit, Inc. - Class A(a)	14,670	3,372,193
Total Communication Services		7,215,971
Consumer Discretionary - 8.3%
Automobile Components - 0.0%(b)
Visteon Corp.	2,180	207,318
Broadline Retail - 0.9%
Ollie’s Bargain Outlet Holdings, Inc.(a)	30,565	3,350,230
Diversified Consumer Services - 0.1%
Phoenix Education Partners, Inc.(a)	11,595	351,329
Hotels, Restaurants & Leisure - 4.3%
DraftKings, Inc. - Class A(a)	33,218	1,144,692
Genius Sports Ltd.(a)	386,034	4,254,095
Kura Sushi USA, Inc. - Class A(a)(c)	20,957	1,096,680
Life Time Group Holdings, Inc.(a)	150,148	3,990,934
Rush Street Interactive, Inc.(a)	217,663	4,229,192
Viking Holdings Ltd.(a)	21,260	1,518,176
		16,233,769
Specialty Retail - 1.9%
Build-A-Bear Workshop, Inc.(c)	11,660	714,408
Camping World Holdings, Inc. - Class A	125,849	1,224,511
Five Below, Inc.(a)	8,641	1,627,619
Signet Jewelers Ltd.	17,884	1,482,226
Williams-Sonoma, Inc.	11,646	2,079,859
		7,128,623
Textiles, Apparel & Luxury Goods - 1.1%
Amer Sports, Inc.(a)	40,723	1,521,004
Ralph Lauren Corp.	6,999	2,474,916
		3,995,920
Total Consumer Discretionary		31,267,189
Consumer Staples - 1.4%
Beverages - 1.1%
Celsius Holdings, Inc.(a)	88,804	4,061,895
Food Products - 0.3%
Freshpet, Inc.(a)	19,031	1,159,559
Total Consumer Staples		5,221,454

The accompanying notes are an integral part of these financial statements.

10

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 2.3%
Energy Equipment & Services - 0.7%
WaterBridge Infrastructure LLC - Class A(a)(c)	23,848	$477,199
X-Energy Reactor Company, LLC(a)(d)	137,586	2,000,005
		2,477,204
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp.(a)	87,317	3,008,944
Comstock, Inc.(a)	400,066	1,504,248
Expand Energy Corp.	14,220	1,569,319
		6,082,511
Total Energy		8,559,715
Financials - 9.4%
Banks - 1.5%
Customers Bancorp, Inc.(a)	46,819	3,423,405
East West Bancorp, Inc.	20,273	2,278,483
		5,701,888
Consumer Finance - 5.7%
Dave, Inc.(a)(c)	57,911	12,822,074
FirstCash Holdings, Inc.	43,250	6,893,185
SoFi Technologies, Inc.(a)	64,609	1,691,464
		21,406,723
Insurance - 2.2%
Hippo Holdings, Inc.(a)(c)	114,711	3,450,507
Slide Insurance Holdings, Inc.(a)	237,127	4,619,234
		8,069,741
Total Financials		35,178,352
Health Care - 21.8%
Biotechnology - 12.4%
Arcellx, Inc.(a)(c)	11,567	754,168
Bridgebio Pharma, Inc.(a)(c)	39,016	2,984,334
Cytokinetics, Inc.(a)	30,804	1,957,286
Insmed, Inc.(a)	48,456	8,433,282
Krystal Biotech, Inc.(a)	21,335	5,259,931
Madrigal Pharmaceuticals, Inc.(a)	7,926	4,615,627
Mirum Pharmaceuticals, Inc.(a)(c)	9,628	760,516
Neurocrine Biosciences, Inc.(a)	26,458	3,752,538
Nuvalent, Inc. - Class A(a)	15,607	1,569,908
Praxis Precision Medicines, Inc.(a)	11,594	3,417,216
PTC Therapeutics, Inc.(a)	34,820	2,644,927
Revolution Medicines, Inc.(a)(c)	29,784	2,372,296
Rhythm Pharmaceuticals, Inc.(a)	7,860	841,334
Scholar Rock Holding Corp.(a)(c)	76,180	3,355,729

The accompanying notes are an integral part of these financial statements.

11

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Biotechnology - (Continued)
Soleno Therapeutics, Inc.(a)	21,383	$990,033
Syndax Pharmaceuticals, Inc.(a)	91,367	1,919,621
TG Therapeutics, Inc.(a)(c)	23,156	690,280
		46,319,026
Health Care Equipment & Supplies - 5.0%
AtriCure, Inc.(a)	114,843	4,543,189
Butterfly Network, Inc.(a)(c)	1,499,889	5,699,578
Enovis Corp.(a)	59,215	1,577,488
Kestra Medical Technologies Ltd.(a)(c)	124,123	3,291,742
Owlet, Inc.(a)	7,795	126,201
Senseonics Holdings, Inc.(a)	92,980	513,250
TransMedics Group, Inc.(a)	25,954	3,157,304
		18,908,752
Health Care Providers & Services - 3.3%
Ensign Group, Inc.(c)	9,196	1,601,943
Guardant Health, Inc.(a)	55,916	5,711,260
National HealthCare Corp.	10,546	1,445,751
RadNet, Inc.(a)	49,171	3,508,351
		12,267,305
Pharmaceuticals - 1.1%
Axsome Therapeutics, Inc.(a)	14,234	2,599,698
Crinetics Pharmaceuticals, Inc.(a)	31,707	1,475,961
		4,075,659
Total Health Care		81,570,742
Industrials - 23.6%
Aerospace & Defense - 4.9%
Axon Enterprise, Inc.(a)	3,283	1,864,514
Curtiss-Wright Corp.	2,945	1,623,490
Intuitive Machines, Inc.(a)(c)	89,138	1,446,710
Karman Holdings, Inc.(a)(c)	28,043	2,051,906
Kratos Defense & Security Solutions, Inc.(a)(c)	94,129	7,145,332
Rocket Lab Corp.(a)(c)	53,592	3,738,578
VSE Corp.	2,954	510,363
		18,380,893
Commercial Services & Supplies - 1.4%
GFL Environmental, Inc.	116,603	5,008,099

The accompanying notes are an integral part of these financial statements.

12

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Construction & Engineering - 6.0%
API Group Corp.(a)	89,020	$3,405,905
Comfort Systems USA, Inc.	9,651	9,007,182
MasTec, Inc.(a)	46,567	10,122,269
		22,535,356
Electrical Equipment - 2.4%
Amprius Technologies, Inc.(a)	179,391	1,415,395
Babcock & Wilcox Enterprises, Inc.(a)	371,965	2,358,258
Bloom Energy Corp. - Class A(a)	61,569	5,349,730
		9,123,383
Ground Transportation - 2.5%
Knight-Swift Transportation Holdings, Inc.	63,938	3,342,679
XPO, Inc.(a)	43,419	5,901,076
		9,243,755
Machinery - 2.2%
ESCO Technologies, Inc.	11,656	2,277,466
Symbotic, Inc.(a)(c)	100,558	5,983,201
		8,260,667
Professional Services - 0.5%
ExlService Holdings, Inc.(a)	43,692	1,854,288
Trading Companies & Distributors - 3.7%
Core & Main, Inc. - Class A(a)	52,036	2,704,311
QXO, Inc.(a)	295,415	5,698,555
Xometry, Inc. - Class A(a)(c)	93,795	5,577,989
		13,980,855
Total Industrials		88,387,296
Information Technology - 26.3%(e)
Communications Equipment - 6.1%
Ciena Corp.(a)	20,705	4,842,278
Lumentum Holdings, Inc.(a)(c)	10,344	3,812,695
Ondas Holdings, Inc.(a)(c)	1,471,691	14,363,704
		23,018,677
Electronic Equipment, Instruments & Components - 1.9%
Coherent Corp.(a)	10,286	1,898,487
Fabrinet(a)	2,588	1,178,265
LightPath Technologies, Inc. - Class A(a)	173,822	1,877,278
Unusual Machines, Inc./US(a)(c)	183,968	2,343,752
		7,297,782
Information Technology - 0.6%
Exzeo Group, Inc.(a)(c)	97,952	2,375,336

The accompanying notes are an integral part of these financial statements.

13

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 26.3%
IT Services - 6.8%(e)
Applied Digital Corp.(a)(c)	711,031	$17,434,480
DigitalOcean Holdings, Inc.(a)(c)	42,456	2,042,983
Okta, Inc.(a)	17,253	1,491,867
Twilio, Inc. - Class A(a)	30,794	4,380,138
		25,349,468
Semiconductors & Semiconductor Equipment - 5.2%
Lattice Semiconductor Corp.(a)	34,695	2,552,858
MKS, Inc.	13,016	2,079,957
Qnity Electronics, Inc.	11,858	968,206
Rambus, Inc.(a)	33,128	3,044,132
Semtech Corp.(a)	79,467	5,855,923
Teradyne, Inc.	16,796	3,251,034
Tower Semiconductor Ltd.(a)	13,755	1,615,112
		19,367,222
Software - 5.7%
ACI Worldwide, Inc.(a)	99,509	4,757,525
Clearwater Analytics Holdings, Inc. - Class A(a)(c)	166,273	4,010,505
Hut 8 Corp.(a)	55,808	2,563,820
Pegasystems, Inc.	62,299	3,720,496
Red Violet, Inc.	15,499	882,668
Unity Software, Inc.(a)	121,390	5,361,796
		21,296,810
Total Information Technology		98,705,295
Materials - 1.6%
Chemicals - 0.3%
DuPont de Nemours, Inc.	23,716	953,383
Construction Materials - 0.3%
Eagle Materials, Inc.	5,988	1,237,600
Metals & Mining - 1.0%
Almonty Industries, Inc.(a)(c)	443,687	3,908,882
Total Materials		6,099,865
Utilities - 1.4%
Electric Utilities - 1.4%
NRG Energy, Inc.	33,706	5,367,343
TOTAL COMMON STOCKS (Cost $292,439,606)		367,573,222

The accompanying notes are an integral part of these financial statements.

14

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Contracts	Value
WARRANTS - 0.1%
Sequans Communications (SQNS), Expires 09/30/2030, Exercise Price $0.01(a)(f)	28,496	$127,945
TOTAL WARRANTS (Cost $396,087)		127,945

	Shares
RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk AS, Exercise Price $0.00(a)(d)	20,805	—
TOTAL RIGHTS (Cost $—)		—

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(g)	72,156,189	72,156,189
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $72,156,189)		72,156,189

	Shares
MONEY MARKET FUNDS - 2.1%
First American Treasury Obligations Fund - Class X, 3.68%(g)	7,881,976	7,881,976
TOTAL MONEY MARKET FUNDS (Cost $7,881,976)		7,881,976
TOTAL INVESTMENTS - 119.4% (Cost $372,873,858)		$447,739,332
Liabilities in Excess of Other Assets - (19.4)%		(72,744,325)
TOTAL NET ASSETS - 100.0%		$374,995,007

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security was on loan as of December 31, 2025. The fair value of these securities was $71,292,177.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Hood River Capital Management LLC (the “Advisor”), acting as Valuation Designee. These securities represented $2,000,005 or 0.5% of net assets as of December 31, 2025.

(e)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of December 31, 2025.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Globalstar, Inc.(a)	793,931	$48,461,548
Consumer Discretionary - 7.9%
Automobile Components - 0.1%
Visteon Corp.	31,227	2,969,688
Broadline Retail - 1.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	488,873	53,585,369
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc.(a)	198,139	32,952,497
Universal Technical Institute, Inc.(a)	1,033,052	26,993,649
		59,946,146
Hotels, Restaurants & Leisure - 3.0%
Genius Sports Ltd.(a)	3,135,884	34,557,442
Kura Sushi USA, Inc. - Class A(a)(b)	315,101	16,489,235
Life Time Group Holdings, Inc.(a)	2,374,635	63,117,798
Rush Street Interactive, Inc.(a)	1,605,032	31,185,772
		145,350,247
Household Durables - 0.2%
Lovesac Co.(a)(b)	620,308	9,149,543
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.(b)	587,797	29,366,338
Camping World Holdings, Inc. - Class A	1,661,426	16,165,675
Five Below, Inc.(a)	143,734	27,073,736
Signet Jewelers Ltd.	489,397	40,561,224
		113,166,973
Total Consumer Discretionary		384,167,966
Consumer Staples - 1.9%
Beverages - 1.2%
Celsius Holdings, Inc.(a)	1,277,619	58,438,293
Food Products - 0.3%
Freshpet, Inc.(a)(b)	264,630	16,123,906
Personal Care Products - 0.4%
Oddity Tech Ltd. - Class A(a)(b)	467,902	18,800,302
Total Consumer Staples		93,362,501

The accompanying notes are an integral part of these financial statements.

16

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 2.0%
Energy Equipment & Services - 0.8%
WaterBridge Infrastructure LLC - Class A(a)(b)	316,406	$6,331,285
Xenergy Reactor Company(a)(c)	2,166,973	31,499,986
		37,831,271
Oil, Gas & Consumable Fuels - 1.2%
Denison Mines Corp.(a)(b)	16,566,804	44,067,699
Northern Oil & Gas, Inc.(b)	804,897	17,281,138
		61,348,837
Total Energy		99,180,108
Financials - 9.2%
Banks - 2.9%
Customers Bancorp, Inc.(a)	966,029	70,636,041
East West Bancorp, Inc.	346,313	38,922,118
WesBanco, Inc.	554,505	18,431,746
Western Alliance Bancorp	156,871	13,188,145
		141,178,050
Consumer Finance - 4.4%
Dave, Inc.(a)	537,850	119,085,368
FirstCash Holdings, Inc.	586,561	93,486,092
		212,571,460
Insurance - 1.9%
HCI Group, Inc.	475,065	91,065,210
Total Financials		444,814,720
Health Care - 21.3%
Biotechnology - 12.1%
Arcellx, Inc.(a)(b)	180,878	11,793,246
Bridgebio Pharma, Inc.(a)(b)	684,355	52,346,314
Insmed, Inc.(a)	267,732	46,596,077
Krystal Biotech, Inc.(a)(b)	329,780	81,303,961
Madrigal Pharmaceuticals, Inc.(a)(b)	134,720	78,452,845
Mirum Pharmaceuticals, Inc.(a)(b)	149,307	11,793,760
Neurocrine Biosciences, Inc.(a)	173,881	24,661,542
Nuvalent, Inc. - Class A(a)	255,949	25,745,910
Praxis Precision Medicines, Inc.(a)	152,200	44,859,428
PTC Therapeutics, Inc.(a)	537,434	40,823,487
Revolution Medicines, Inc.(a)	513,668	40,913,656
Rhythm Pharmaceuticals, Inc.(a)(b)	129,034	13,811,799
Scholar Rock Holding Corp.(a)(b)	1,069,421	47,107,995
Soleno Therapeutics, Inc.(a)(b)	331,392	15,343,449

The accompanying notes are an integral part of these financial statements.

17

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Biotechnology - (Continued)
Syndax Pharmaceuticals, Inc.(a)	1,211,108	$25,445,379
TG Therapeutics, Inc.(a)(b)	933,712	27,833,955
		588,832,803
Health Care Equipment & Supplies - 3.1%
Alphatec Holdings, Inc.(a)	729,758	15,354,108
AtriCure, Inc.(a)	1,637,849	64,793,306
Enovis Corp.(a)(b)	931,521	24,815,720
TransMedics Group, Inc.(a)(b)	365,464	44,458,696
		149,421,830
Health Care Providers & Services - 4.9%
Alignment Healthcare, Inc.(a)	3,924,617	77,511,186
Ensign Group, Inc.(b)	285,797	49,785,837
Guardant Health, Inc.(a)(b)	456,628	46,639,984
RadNet, Inc.(a)	738,220	52,671,997
Select Medical Holdings Corp.	769,135	11,421,655
		238,030,659
Pharmaceuticals - 1.2%
Axsome Therapeutics, Inc.(a)(b)	189,665	34,640,416
Crinetics Pharmaceuticals, Inc.(a)(b)	471,731	21,959,078
		56,599,494
Total Health Care		1,032,884,786
Industrials - 25.4%(d)
Aerospace & Defense - 4.3%
Axon Enterprise, Inc.(a)	37,856	21,499,558
Karman Holdings, Inc.(a)(b)	742,858	54,354,920
Kratos Defense & Security Solutions, Inc.(a)(b)	1,472,405	111,770,263
PDW Holdings Inc.(a)(c)	3,335,186	14,999,999
VSE Corp.(b)	39,492	6,823,033
		209,447,773
Building Products - 0.9%
Modine Manufacturing Co.(a)	328,933	43,915,845
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc.(a)	79,604	18,665,546
Interface, Inc.	1,046,515	29,218,699
		47,884,245
Construction & Engineering - 8.3%
API Group Corp.(a)	1,217,003	46,562,535
Comfort Systems USA, Inc.	128,037	119,495,652

The accompanying notes are an integral part of these financial statements.

18

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Construction & Engineering - (Continued)
Granite Construction, Inc.(b)	532,833	$61,462,287
MasTec, Inc.(a)	811,177	176,325,544
		403,846,018
Electrical Equipment - 2.2%
Babcock & Wilcox Enterprises, Inc.(a)	5,601,435	35,513,098
Bloom Energy Corp. - Class A(a)	814,204	70,746,185
		106,259,283
Ground Transportation - 3.3%
Knight-Swift Transportation Holdings, Inc.	832,211	43,507,991
RXO, Inc.(a)(b)	1,266,937	16,014,084
Schneider National, Inc. - Class B	658,230	17,462,842
XPO, Inc.(a)(b)	609,364	82,818,661
		159,803,578
Machinery - 1.4%
ESCO Technologies, Inc.	156,851	30,647,117
Flowserve Corp.	529,542	36,739,624
		67,386,741
Professional Services - 0.8%
ExlService Holdings, Inc.(a)	872,116	37,012,603
Trading Companies & Distributors - 3.2%
Core & Main, Inc. - Class A(a)	697,012	36,223,714
QXO, Inc.(a)(b)	4,372,357	84,342,766
Transcat, Inc.(a)(b)	346,817	19,674,928
Xometry, Inc. - Class A(a)(b)	231,299	13,755,352
		153,996,760
Total Industrials		1,229,552,846
Information Technology - 27.5%(d)
Communications Equipment - 4.7%
Applied Optoelectronics, Inc.(a)(b)	808,818	28,195,395
Calix, Inc.(a)	332,843	17,617,380
Ciena Corp.(a)	230,012	53,792,906
Lumentum Holdings, Inc.(a)(b)	162,891	60,039,994
Ondas Holdings, Inc.(a)(b)	7,075,022	69,052,215
		228,697,890

The accompanying notes are an integral part of these financial statements.

19

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Electronic Equipment, Instruments & Components - 3.7%
Fabrinet(a)	44,629	$20,318,691
LightPath Technologies, Inc. - Class A(a)	984,371	10,631,207
Mirion Technologies, Inc.(a)(b)	1,766,569	41,373,046
nLight, Inc.(a)	512,380	19,219,374
OSI Systems, Inc.(a)(b)	241,803	61,674,273
TTM Technologies, Inc.(a)	400,450	27,631,050
		180,847,641
IT Services - 6.6%
Applied Digital Corp.(a)(b)	11,854,278	290,666,897
DigitalOcean Holdings, Inc.(a)	601,600	28,948,992
		319,615,889
Semiconductors & Semiconductor Equipment - 5.4%
AXT, Inc.(a)	1,279,526	20,920,250
Lattice Semiconductor Corp.(a)	488,631	35,953,469
Rambus, Inc.(a)	356,682	32,775,509
Semtech Corp.(a)	1,196,933	88,201,993
SiTime Corp.(a)(b)	170,582	60,247,856
Tower Semiconductor Ltd.(a)	183,692	21,569,115
		259,668,192
Software - 7.1%
ACI Worldwide, Inc.(a)	1,654,236	79,089,023
BlackBerry Ltd.(a)(b)	6,748,226	25,575,777
Clearwater Analytics Holdings, Inc. - Class A(a)(b)	2,260,924	54,533,487
Hut 8 Corp.(a)(b)	503,193	23,116,686
nCino, Inc.(a)(b)	777,782	19,942,331
PAR Technology Corp.(a)(b)	336,083	12,193,091
Pegasystems, Inc.(b)	830,432	49,593,399
Q2 Holdings, Inc.(a)	249,745	18,021,599
Unity Software, Inc.(a)	1,427,361	63,046,535
		345,111,928
Total Information Technology		1,333,941,540
Materials - 1.2%
Construction Materials - 0.7%
Eagle Materials, Inc.	169,956	35,126,506
Metals & Mining - 0.5%
Almonty Industries, Inc.(a)(b)	1,689,205	14,881,896
United States Antimony Corp.(a)(b)	1,524,365	7,652,312
		22,534,208
Total Materials		57,660,714

The accompanying notes are an integral part of these financial statements.

20

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Landbridge Co. LLC - Class A(b)	593,216	$29,061,652
TOTAL COMMON STOCKS (Cost $3,104,377,391)		4,753,088,381
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	532,501	16,736,507
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,595,908)		16,736,507

	Par
PRIVATE NOTES - 0.1%
Consumer Discretionary - 0.1%
Cariloha 15.00%, 12/31/2026(c)(g)	$6,500,000	6,500,000
TOTAL PRIVATE NOTES (Cost $6,500,000)		6,500,000

	Contracts
WARRANTS - 0.1%
Ondas Holdings, Inc., Expires 10/06/2032, Exercise Price $20.00(a)(c)(e)(f)	4,320,000	—
Sequans Communications (SQNS), Expires 09/30/2030, Exercise Price $0.01(a)(e)	678,966	3,048,558
TOTAL WARRANTS (Cost $9,437,630)		3,048,558

	Shares
RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk AS, Exercise Price $0.00(a)(c)	350,637	—
TOTAL RIGHTS (Cost $—)		—

The accompanying notes are an integral part of these financial statements.

21

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(h)	1,113,311,467	$1,113,311,467
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,113,311,467)		1,113,311,467

	Shares
MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class X, 3.68%(h)	60,917,685	60,917,685
TOTAL MONEY MARKET FUNDS (Cost $60,917,685)		60,917,685
TOTAL INVESTMENTS - 122.8% (Cost $4,307,140,081)		$5,953,602,598
Liabilities in Excess of Other Assets - (22.8)%		(1,104,990,805)
TOTAL NET ASSETS - 100.0%		$4,848,611,793

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of December 31, 2025. The fair value of these securities was $1,082,913,785.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $52,999,985 or 1.1% of net assets as of December 31, 2025.

(d)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of December 31, 2025.
(f)	Security received at no cost in connection with Ondas Holdings 2025 PIPE transaction. The security had no market value as of December 31, 2025.
(g)	Private investment.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

Hood River Funds
Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	Hood River Emerging Markets Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
ASSETS:
Investments, at value*	$1,289,046	$219,077,012	$447,739,332	$5,953,602,598
Cash	9,312	—	—	—
Receivable from advisor	38,428	—	—	—
Receivable for investments sold	11,455	451,230	3,191,530	39,484,733
Dividends receivable	2,225	93,245	45,628	1,426,257
Receivable for fund shares sold	—	1,560,870	994,768	3,969,791
Dividend tax reclaims receivable	—	54,224	—	—
Security lending income receivable	—	10,394	20,579	249,956
Interest receivable	—	—	—	1,203,619
Prepaid expenses and other assets	500	42,777	86,934	116,077
Total assets	1,350,966	221,289,752	452,078,771	6,000,053,031
LIABILITIES:
Payable to custodian foreign currency, at value**	9,298	145,623	—	—
Deferred organizational expenses	8,748	—	7,861	—
Payable for transfer agent fees and expenses	7,363	23,774	22,649	87,614
Payable for custodian fees	5,106	21,918	6,392	80,303
Payable for legal fees	4,736	—	—	—
Payable for fund administration and accounting fees	4,572	26,880	48,221	608,598
Payable for audit fees	2,997	13,543	8,284	8,830
Payable for compliance fees	1,258	3,814	3,871	3,999
Payable for distribution and shareholder servicing fees	110	86,196	36,785	358,781
Payable for investments purchased	15	2,079,085	4,446,671	23,057,035
Payable for capital shares redeemed	—	366,235	94,117	10,062,000
Payable upon return of securities loaned	—	20,716,786	72,156,189	1,113,311,467
Payable to advisor	—	157,211	225,917	3,783,668
Payable for expenses and other liabilities	3,127	23,912	26,807	78,933
Total liabilities	47,330	23,664,977	77,083,764	1,151,441,238
NET ASSETS	$ 1,303,636	$197,624,775	$374,995,007	$4,848,611,793
Net Assets Consist of:
Capital Stock	$1,237,545	$211,265,477	$305,565,091	$3,135,650,026
Total accumulated earnings (loss)	66,091	(13,640,702)	69,429,916	1,712,961,767
Total net assets	$ 1,303,636	$197,624,775	$374,995,007	$4,848,611,793

The accompanying notes are an integral part of these financial statements.

23

Hood River Funds
Statements of Assets and Liabilities
December 31, 2025 (Unaudited) (Continued)

	Hood River Emerging Markets Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
Institutional Shares
Net assets	$1,028,217	$120,854,842	$331,766,235	$2,762,592,551
Shares issued and outstanding(a)	97,061	7,626,135	18,556,037	31,218,201
Net asset value per share	$10.59	$15.85	$17.88	$88.49
Investor Shares
Net assets	$26,494	$69,163,749	$17,387,809	$171,687,426
Shares issued and outstanding(a)	2,501	4,378,734	975,736	1,995,094
Net asset value per share	$10.59	$15.80	$17.82	$86.05
Retirement Shares
Net assets	$248,925	$7,606,184	$25,840,963	$1,914,331,816
Shares issued and outstanding(a)	23,492	478,726	1,444,388	21,454,417
Net asset value per share	$10.60	$15.89	$17.89	$89.23
Cost:
*Investments, at cost	$1,223,853	$175,180,556	$372,873,858	$4,307,140,081
Proceeds:
**Foreign currency proceeds	$9,308	$145,700	$—	$—
Loaned Securities:
at value (included in investments)	$—	$20,234,519	$71,292,177	$1,082,913,785

(a)	Unlimited shares authorized with par value of $0.01.
The accompanying notes are an integral part of these financial statements.

24

HOOD RIVER FUNDS
Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	Hood River Emerging Markets Fund(a)	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$3,518	$773,507	$354,225	$6,650,602
Interest income	—	1,588	—	503,667
Securities lending income (Note 9)	—	98,888	96,319	1,866,669
Less: Dividend withholding taxes	(251)	(60,785)	(377)	—
Other income	—	(25,216)	—	12
Total investment income	3,267	787,982	450,167	9,020,950
EXPENSES:
Organizational costs	9,990	—	9,540	—
Transfer agent fees	7,363	39,928	36,341	134,736
Custodian fees	5,106	27,876	10,629	92,566
Legal fees	4,737	14,260	9,608	17,846
Fund administration and accounting fees (Note 4)	4,572	46,246	64,613	834,869
Audit fees	2,996	9,384	9,105	9,477
Trustees’ fees	1,554	14,536	15,098	14,643
Compliance fees	1,258	6,164	5,892	6,074
Investment advisory fee (Note 4)	1,157	915,139	969,197	20,252,526
Reports to shareholders	333	1,104	465	64,369
Federal and state registration fees	147	34,132	15,694	95,182
Service fees (Note 6)
Institutional Shares	101	52,240	122,450	1,280,271
Investor Shares	3	26,997	3,567	78,379
Distribution fees (Note 5)
Investor Shares	6	75,206	8,917	195,948
Tax related fees	—	7,726	—	—
Other expenses and fees	1,702	9,568	9,301	31,923
Total expenses before reimbursement from advisor	41,025	1,280,506	1,290,417	23,108,809
Expense reimbursement from advisor (Note 4)	(39,586)	(116,042)	(57,059)	—
Net expenses before recoupment by advisor	1,439	1,164,464	1,233,358	23,108,809
Expense recoupment by advisor (Note 4)	—	—	—	79,780
Net expenses	1,439	1,164,464	1,233,358	23,188,589
NET INVESTMENT INCOME (LOSS)	1,828	(376,482)	(783,191)	(14,167,639)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	923	21,562,713	11,577,487	402,902,971
Foreign currency translation	(1,070)	(166,197)	—	—
Net realized gain (loss)	(147)	21,396,516	11,577,487	402,902,971

The accompanying notes are an integral part of these financial statements.

25

HOOD RIVER FUNDS
Statements of Operations
For the Period Ended December 31, 2025 (Unaudited) (Continued)

	Hood River Emerging Markets Fund(a)	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$65,193	$18,857,773	$49,051,677	$574,099,250
Deferred foreign capital gains tax	—	11,569	—	—
Foreign currency translation	(6)	(7,978)	—	—
Net change in unrealized appreciation	65,187	18,861,364	49,051,677	574,099,250
Net realized and unrealized gain	65,040	40,257,880	60,629,164	977,002,221
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 66,868	$39,881,398	$59,845,973	$962,834,582

(a)	The Hood River Emerging Markets Fund commenced operations on November 24, 2025.
The accompanying notes are an integral part of these financial statements.

26

HOOD RIVER FUNDS
Statements of Changes in Net Assets

Hood River Emerging Markets Fund
Period from November 24, 2025 to December 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income	$1,828
Net realized loss	(147)
Net change in unrealized appreciation	65,187
Net increase in net assets from operations	66,868
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(628)
From earnings - Investor Shares	(10)
From earnings - Retirement Shares	(139)
Total distributions to shareholders	(777)
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	970,000
Shares issued from reinvestment of distributions	628
Investor Shares
Shares sold	25,000
Shares issued from reinvestment of distributions	10
Retirement Shares
Shares sold	241,768
Shares issued from reinvestment of distributions	139
Net increase in net assets from capital transactions	1,237,545
NET INCREASE IN NET ASSETS	1,303,636
NET ASSETS:
Beginning of the period	—
End of the period	$1,303,636
SHARES TRANSACTIONS
Institutional Shares
Shares sold	97,000
Shares issued from reinvestment of distributions	61
Investor Shares
Shares sold	2,500
Shares issued from reinvestment of distributions	1
Retirement Shares
Shares sold	23,479
Shares issued from reinvestment of distributions	13
Total increase in shares outstanding	123,054

(a)	The Hood River Emerging Markets Fund commenced operations on November 24, 2025.
The accompanying notes are an integral part of these financial statements.

27

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

	Hood River International Opportunity Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$(376,482)	$252,558
Net realized gain (loss)	21,396,516	(4,251,882)
Net change in unrealized appreciation	18,861,364	30,783,859
Net increase in net assets from operations	39,881,398	26,784,535
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(6,580,775)	(57,687)
From earnings - Investor Shares	(3,792,709)	(132)
From earnings - Retirement Shares	(416,529)	(4,806)
Total distributions to shareholders	(10,790,013)	(62,625)
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	27,170,590	64,896,024
Shares issued from reinvestment of distributions	5,933,532	54,899
Shares issued in connection with reorganization(a)	—	2,351,286
Shares redeemed	(12,182,698)	(6,355,537)
Investor Shares
Shares sold	6,112,692	679,045
Shares issued from reinvestment of distributions	3,624,297	132
Shares issued in connection with reorganization(a)	—	41,243,042
Shares redeemed	(6,256,883)	(3,186,044)
Retirement Shares
Shares sold	1,470,466	2,604,333
Shares issued from reinvestment of distributions	416,528	4,806
Shares redeemed	(410,796)	(699,662)
Net increase in net assets from capital transactions	25,877,728	101,592,324
NET INCREASE IN NET ASSETS	54,969,113	128,314,234
NET ASSETS:
Beginning of the period	142,655,662	14,341,428
End of the period	$197,624,775	$142,655,662
SHARES TRANSACTIONS
Institutional Shares
Shares sold	1,801,399	5,563,071
Shares issued from reinvestment of distributions	366,947	4,515
Shares issued in connection with reorganization(a)	—	248,595
Shares redeemed	(792,807)	(578,947)
Investor Shares
Shares sold	383,699	57,752
Shares issued from reinvestment of distributions	224,832	11
Shares issued in connection with reorganization(a)	—	4,372,069
Shares redeemed	(406,197)	(289,931)

The accompanying notes are an integral part of these financial statements.

28

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

	Hood River International Opportunity Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Retirement Shares
Shares sold	98,409	218,999
Shares issued from reinvestment of distributions	25,696	394
Shares redeemed	(27,112)	(57,100)
Total increase in shares outstanding	1,674,866	9,539,428

(a)
The Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund were reorganized in to the Hood River International Opportunity Fund, which occurred after the close of business on April 4, 2025.

The accompanying notes are an integral part of these financial statements.

29

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

	Hood River New Opportunities Fund
	Period Ended December 31, 2025 (Unaudited)	Period from August 5, 2024 to June 30, 2025(a)
OPERATIONS:
Net investment loss	$(783,191)	$(338,951)
Net realized gain (loss)	11,577,487	(15,926,880)
Net change in unrealized appreciation	49,051,677	25,813,796
Net increase in net assets from operations	59,845,973	9,547,965
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	135,642,743	173,038,178
Shares redeemed	(23,150,977)	(19,920,049)
Investor Shares
Shares sold	15,441,360	2,031,452
Shares redeemed	(630,842)	(594,326)
Retirement Shares
Shares sold	20,895,048	2,988,551
Shares redeemed	(59,357)	(80,712)
Net increase in net assets from capital transactions	148,137,975	157,463,094
NET INCREASE IN NET ASSETS	207,983,948	167,011,059
NET ASSETS:
Beginning of the period	167,011,059	—
End of the period	$ 374,995,007	$167,011,059
SHARES TRANSACTIONS
Institutional Shares
Shares sold	8,196,325	13,535,247
Shares redeemed	(1,396,258)	(1,779,277)
Investor Shares
Shares sold	907,230	154,617
Shares redeemed	(40,517)	(45,594)
Retirement Shares
Shares sold	1,228,364	225,939
Shares redeemed	(3,942)	(5,973)
Total increase in shares outstanding	8,891,202	12,084,959

(a)	The Hood River New Opportunities Fund commenced operations on August 5, 2024.
The accompanying notes are an integral part of these financial statements.

30

HOOD RIVER FUNDS
Statements of Changes in Net Assets (Continued)

	Hood River Small-Cap Growth Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment loss	$(14,167,639)	$(22,143,237)
Net realized gain	402,902,971	65,154,422
Net change in unrealized appreciation	574,099,250	383,223,239
Net increase in net assets from operations	962,834,582	426,234,424
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(113,973,985)	(75,716,503)
From earnings - Investor Shares	(7,004,081)	(8,843,957)
From earnings - Retirement Shares	(78,191,447)	(56,401,900)
Total distributions to shareholders	(199,169,513)	(140,962,360)
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	411,779,309	1,141,396,737
Shares issued from reinvestment of distributions	106,584,918	73,463,488
Shares redeemed	(375,157,921)	(573,264,964)
Investor Shares
Shares sold	25,530,545	84,804,347
Shares issued from reinvestment of distributions	6,990,544	8,829,429
Shares redeemed	(32,813,918)	(139,975,098)
Retirement Shares
Shares sold	214,765,672	657,074,392
Shares issued from reinvestment of distributions	78,167,546	56,401,854
Shares redeemed	(254,392,656)	(328,173,391)
Net increase in net assets from capital transactions	181,454,039	980,556,794
NET INCREASE IN NET ASSETS	945,119,108	1,265,828,858
NET ASSETS:
Beginning of the period	3,903,492,685	2,637,663,827
End of the period	$4,848,611,793	$3,903,492,685
SHARES TRANSACTIONS
Institutional Shares
Shares sold	4,888,786	16,041,147
Shares issued from reinvestment of distributions	1,145,335	935,364
Shares redeemed	(4,438,953)	(8,290,410)
Investor Shares
Shares sold	301,277	1,201,089
Shares issued from reinvestment of distributions	77,235	115,161
Shares redeemed	(413,992)	(2,139,477)
Retirement Shares
Shares sold	2,447,354	9,209,044
Shares issued from reinvestment of distributions	833,076	713,135
Shares redeemed	(3,009,421)	(4,561,301)
Total increase in shares outstanding	1,830,697	13,223,752

The accompanying notes are an integral part of these financial statements.

31

HOOD RIVER EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
For a capital share outstanding throughout the period

November 24, 2025 through December 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$10.59
Total return(c)	5.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,028
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	35.58%
After expense reimbursement/recoupment(d)	1.25%
Ratio of net investment income (loss) to average net assets(d)	1.54%
Portfolio turnover rate(c)	42%

(a)	The Institutional Shares class commenced operations on November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

32

HOOD RIVER EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES
For a capital share outstanding throughout the period

November 24, 2025 through December 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.59
Net asset value, end of period	$10.59
Total return(c)	5.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	35.81%
After expense reimbursement/recoupment(d)	1.50%
Ratio of net investment income (loss) to average net assets(d)	1.27%
Portfolio turnover rate(c)	42%

(a)	The Investor Shares class commenced operations on November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

33

HOOD RIVER EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
For a capital share outstanding throughout the period

November 24, 2025 through December 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments	0.59
Total from investment operations	0.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$10.60
Total return(c)	6.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$249
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	34.51%
After expense reimbursement/recoupment(d)	1.15%
Ratio of net investment income (loss) to average net assets(d)	1.97%
Portfolio turnover rate(c)	42%

(a)	The Retirement Shares class commenced operations on November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

34

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,			September 28, 2021 through June 30, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$13.21	$11.30	$9.04	$7.02	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	0.06	0.01	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	3.60	1.87	2.39	1.98	(2.93)
Total from investment operations	3.57	1.93	2.40	2.02	(2.96)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.02)	(0.14)	—	—
Net realized gains	(0.71)	—	—	—	(0.02)
Total distributions	(0.93)	(0.02)	(0.14)	—	(0.02)
Net asset value, end of period	$15.85	$13.21	$11.30	$9.04	$7.02
Total return(c)	26.90%	17.09%	26.73%	28.77%	(29.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$120,855	$82,592	$11,446	$1,618	$1,590
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.39%	2.16%	5.53%	15.95%	12.57%
After expense reimbursement/ recoupment(d)	1.26%(e)	1.30%(e)	1.27%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(d)	(0.35)%	0.55%	0.05%	0.58%	(0.50)%
Portfolio turnover rate(c)	76%	220%	119%	172%	98%

(a)	The Institutional Shares class commenced operations on September 28, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.25%.
The accompanying notes are an integral part of these financial statements.

35

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	August 11, 2023 through June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.17	$11.27	$9.15
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	3.58	1.87	2.28
Total from investment operations	3.54	1.90	2.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.00)(e)	(0.14)
Net realized gains	(0.71)	—	—
Total distributions	(0.91)	(0.00)(e)	(0.14)
Net asset value, end of period	$15.80	$13.17	$11.27
Total return(c)	26.74%	16.78%	25.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,164	$55,006	$412
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.62%	2.46%	5.15%
After expense reimbursement/recoupment(d)	1.48%(f)	1.61%(g)	1.47%
Ratio of net investment income (loss) to average net assets(d)	(0.59)%	0.22%	(0.19)%
Portfolio turnover rate(c)	76%	220%	119%

(a)	The Investor Shares class commenced operations on August 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The value is less than 0.005.
(f)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.47%.
(g)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.50%.
The accompanying notes are an integral part of these financial statements.

36

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,			December 22, 2021 through June 30, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$13.25	$11.32	$9.06	$7.02	$10.06
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.03	0.00(e)	0.05	0.02
Net realized and unrealized gain (loss) on investments	3.60	1.92	2.40	1.99	(3.06)
Total from investment operations	3.58	1.95	2.40	2.04	(3.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.02)	(0.14)	—	—
Net realized gains	(0.71)	—	—	—	—
Total distributions	(0.94)	(0.02)	(0.14)	—	—
Net asset value, end of period	$15.89	$13.25	$11.32	$9.06	$7.02
Total return(c)	26.92%	17.26%	26.81%	29.06%	(30.22)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,606	$5,058	$2,484	$907	$496
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.29%	2.34%	5.61%	16.29%	11.80%
After expense reimbursement/ recoupment(d)	1.16%(f)	1.20%(f)	1.21%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets(d)	(0.25)%	0.30%	0.08%	0.67%	0.45%
Portfolio turnover rate(c)	76%	220%	119%	172%	98%

(a)	The Retirement Shares class commenced operations on December 22, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The value is less than 0.005.
(f)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.15%.
The accompanying notes are an integral part of these financial statements.

37

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.82	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.05)
Net realized and unrealized gain on investments	4.11	3.87
Total from investment operations	4.06	3.82
Net asset value, end of period	$17.88	$13.82
Total return(c)	29.38%	38.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$331,766	$162,467
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.99%	1.33%
After expense reimbursement/recoupment(d)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(d)	(0.60)%	(0.44)%
Portfolio turnover rate(c)	38%	105%

(a)	The Instituional Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

38

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.79	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)	(0.08)
Net realized and unrealized gain on investments	4.10	3.87
Total from investment operations	4.03	3.79
Net asset value, end of period	$17.82	$13.79
Total return(c)	29.22%	37.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,388	$1,503
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.23%	1.60%
After expense reimbursement/recoupment(d)	1.20%	1.20%
Ratio of net investment income (loss) to average net assets(d)	(0.86)%	(0.70)%
Portfolio turnover rate(c)	38%	105%

(a)	The Investor Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

39

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$13.82	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)	(0.04)
Net realized and unrealized gain on investments	4.11	3.86
Total from investment operations	4.07	3.82
Net asset value, end of period	$17.89	$13.82
Total return(c)	29.45%	38.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,841	$3,041
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.90%	1.15%
After expense reimbursement/recoupment(d)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(d)	(0.52)%	(0.35)%
Portfolio turnover rate(c)	38%	105%

(a)	The Retirement Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

40

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$73.73	$66.52	$53.70	$45.07	$76.04	$44.87
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.28)	(0.46)	(0.28)	(0.26)	(0.32)	(0.30)
Net realized and unrealized gain (loss) on investments	18.78	10.46	13.10	8.89	(17.69)	35.43
Total from investment operations	18.50	10.00	12.82	8.63	(18.01)	35.13
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(3.74)	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of period	$88.49	$73.73	$66.52	$53.70	$45.07	$76.04
Total return(b)	24.85%	14.78%	23.89%	19.15%	(28.71)%	80.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,762,593	$2,184,064	$1,392,826	$725,117	$438,898	$433,921
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(c)	1.06%	1.07%	1.07%	1.07%	1.06%	1.06%
After expense reimbursement/ recoupment(c)	1.06%	1.07%	1.07%	1.07%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets(c)	(0.66)%	(0.65)%	(0.48)%	(0.53)%	(0.52)%	(0.48)%
Portfolio turnover rate(b)	41%	102%	98%	95%	77%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

41

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$71.87	$65.06	$52.65	$44.26	$75.04	$44.40
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.38)	(0.63)	(0.41)	(0.34)	(0.41)	(0.42)
Net realized and unrealized gain (loss) on investments	18.30	10.23	12.82	8.73	(17.41)	35.02
Total from investment operations	17.92	9.60	12.41	8.39	(17.82)	34.60
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(3.74)	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of period	$86.05	$71.87	$65.06	$52.65	$44.26	$75.04
Total return(b)	24.68%	14.49%	23.57%	18.96%	(28.85)%	80.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$171,687	$145,928	$185,679	$84,753	$39,866	$18,428
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(c)	1.31%	1.32%	1.31%	1.24%	1.25%	1.26%
After expense reimbursement/ recoupment(c)	1.31%	1.32%	1.31%	1.24%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(c)	(0.91)%	(0.90)%	(0.73)%	(0.71)%	(0.71)%	(0.68)%
Portfolio turnover rate(b)	41%	102%	98%	95%	77%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

42

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
For a capital share outstanding throughout each period presented

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$74.28	$66.94	$54.01	$45.28	$76.29	$44.98
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.24)	(0.40)	(0.23)	(0.22)	(0.29)	(0.26)
Net realized and unrealized gain (loss) on investments	18.93	10.53	13.16	8.95	(17.76)	35.53
Total from investment operations	18.69	10.13	12.93	8.73	(18.05)	35.27
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(3.74)	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of period	$89.23	$74.28	$66.94	$54.01	$45.28	$76.29
Total return(b)	24.92%	14.88%	23.94%	19.28%	(28.66)%	80.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,914,332	$1,573,500	$1,059,159	$744,273	$549,066	$710,935
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(c)	0.96%	0.97%	0.99%	0.99%	0.99%	1.00%
After expense reimbursement/ recoupment(c)	0.96%	0.97%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(c)	(0.56)%	(0.55)%	(0.40)%	(0.43)%	(0.45)%	(0.40)%
Portfolio turnover rate(b)	41%	102%	98%	95%	77%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

43

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Manager Directed Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements relate to the Hood River Emerging Markets Fund (the “Emerging Markets Fund”), the Hood River International Opportunity Fund (the “International Opportunity Fund”), the Hood River New Opportunities Fund (the “New Opportunities Fund”), and the Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). Each Fund is an open-end management investment company that is a diversified series of the Trust. The investment objective of the International Opportunity Fund and the Small-Cap Growth Fund is long-term growth of capital. The investment objective of the Emerging Markets Fund and New Opportunities Fund is long-term capital appreciation. The Emerging Markets Fund commenced operations for all three of its share classes on November 24, 2025. The International Opportunity Fund’s Institutional Shares commenced operations on September 28, 2021. The International Opportunity Fund’s Retirement Shares commenced operations on December 22, 2021. The International Opportunity Fund’s Investor Shares commenced operations on August 11, 2023. The New Opportunities Fund commenced operations for all three of its share classes on August 5, 2024. The Small-Cap Growth Fund’s Institutional Shares commenced operations on January 2, 2003. The Small-Cap Growth Fund’s Investor Shares commenced operations on July 7, 2015. The Small-Cap Growth Fund’s Retirement Shares commenced operations on March 3, 2017. Each class of shares differs principally in its respective distribution or shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the International Opportunity and the Small Cap Growth Fund for the prior three fiscal years are open for examination. The Emerging Markets Fund did not have a tax return due for the prior fiscal year. The tax return for the New Opportunities Fund for the prior fiscal year is open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended December 31, 2025.
C.
Securities Transactions, Income, Expenses and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest

44

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Funds are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Organizational Costs: Organizational costs for the New Opportunities Fund, which commenced operations on August 5, 2024, include legal fees, accounting fees, and other costs incurred in connection with the formation and organization of the Fund. These costs are expensed as incurred. For the period ended December 31, 2025, the Fund incurred organizational costs of $7,861, which are reflected in the Statement of Operations.
Organizational costs for the Emerging Markets Fund, which commenced operations on November 24, 2025, include legal fees, accounting fees, and other costs incurred in connection with the formation and organization of the Fund. These costs are expensed as incurred. For the period ended December 31, 2025, the Fund incurred organizational costs of $8,748, which are reflected in the Statement of Operations.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

45

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of December 31, 2025, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
Warrants: Warrants are measured at fair value based on readily available market quotations. Valuation methods may include reference to the underlying equity’s market price, adjusted for the terms of the warrant, including the exercise price and time to expiration.

46

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Restricted Securities: The Funds may invest in securities acquired through private investment in public equity (“PIPE”) transactions. Although such securities are listed on an exchange, certain restrictions and trading limitations exist. Accordingly, these restricted securities are classified as Level 2 within the fair value hierarchy and may be deemed illiquid.
Rights: Subscription rights are valued at the last reported sales price on the principal exchange in which they are traded. Rights may be classified in either Level 2 or Level 3 of the fair market hierarchy.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Emerging Markets Fund and the International Opportunity Fund use ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in a Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that a Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because each Fund may invest in foreign securities, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of December 31, 2025:
Hood River Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$394,515	$852,930	$—	$1,247,445
Money Market Funds	41,601	—	—	41,601
Total Investments	$436,116	$852,930	$—	$1,289,046

Refer to the Schedule of Investments for further disaggregation of investment categories.

47

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Hood River International Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,596,110	$121,238,487	$—	$187,834,597
Warrants	108,117	—	—	108,117
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	20,716,786
Money Market Funds	10,417,512	—	—	10,417,512
Total Investments	$77,121,739	$ 121,238,487	$—	$219,077,012

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $20,716,786 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Hood River New Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$365,573,217	$—	$2,000,005	$367,573,222
Warrants	127,945	—	—	127,945
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	72,156,189
Money Market Funds	7,881,976	—	—	7,881,976
Total Investments	$373,583,138	$—	$2,000,005	$447,739,332

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $72,156,189 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2025 Market Value	$—
Purchases	2,000,005
Sales proceeds (and/or rights exercised)	—
Accrued discounts/premiums net	—
Change in unrealized appreciation/(depreciation)	—
Transfer in and/or (out) of Level 3	—
Balance as of December 31, 2025	$2,000,005

As of December 31, 2025, there was no change in unrealized depreciation on positions held in the New Opportunities Fund for X-Energy Reactor Company, LLC.

48

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments in the New Opportunities Fund as of December 31, 2025. The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Change in Valuation from a Decrease in Input
Common Stocks	$2,000,005	Market Approach	Purchase Price	100%	Decrease

(a)	Weighted Averages are calculated based on Fair Value of investments.
Hood River Small-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,706,588,396	$—	$46,499,985	$4,753,088,381
Real Estate Investment Trusts	16,736,507	—	—	16,736,507
Private Notes	—	—	6,500,000	6,500,000
Warrants	3,048,558	—	—	3,048,558
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,113,311,467
Money Market Funds	60,917,685	—	—	60,917,685
Total Investments	$4,787,291,146	$—	$52,999,985	$5,953,602,598

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There was a purchase into a Level 3 security during the reporting period as compared to the security classifications from the prior year’s annual report.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,113,311,467 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2025 Market Value	$6,500,000
Purchases	46,499,985
Sales proceeds (and/or rights exercised)	—
Accrued discounts/premiums net	—
Change in unrealized appreciation/(depreciation)	—
Transfer in and/or (out) of Level 3	—
Balance as of December 31, 2025	$52,999,985

As of December 31, 2025, there was no change in unrealized depreciation on positions held in the Small-Cap Growth Fund.

49

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments in the Small-Cap Growth Fund as of December 31, 2025. The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Change in Valuation from a Decrease in Input
Common Stocks	$31,499,986	Market Approach	Last quoted trade price	14.54 USD	Decrease
Common Stocks	$14,999,999	Market Approach	Last quoted trade price	4.50 USD	Decrease
Note	$6,500,000	Market Approach	Purchase Price	100%	Decrease

(a)	Weighted Averages are calculated based on Fair Value of investments.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended December 31, 2025, Hood River Capital Management LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets for the Emerging Markets Fund, 1.05% for the International Opportunity Fund, 0.75% for the New Opportunities Fund, and 0.90% for the Small Cap-Growth Fund. For the period ended December 31, 2025, the Emerging Markets Fund incurred $1,157 in advisory fees. The Fund did not have any advisory fees payable to the Advisor for the period ended December 31, 2025. For the period ended December 31, 2025, the International Opportunity Fund incurred $915,139 in advisory fees. Advisory fees payable to the Advisor at December 31, 2025 for the International Opportunity Fund were $157,211. For the period ended December 31, 2025, the New Opportunities Fund incurred $969,197 in advisory fees. Advisory fees payable at December 31, 2025 for the New Opportunities Fund were $225,917. For the period ended December 31, 2025, the Small-Cap Growth Fund incurred $20,252,526 in advisory fees. Advisory fees payable at December 31, 2025 for the Small-Cap Growth Fund were $3,783,668.
Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expense for each Fund to ensure that the total annual operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed the following amounts of the average daily net assets for each class of shares:
Hood River Emerging Markets Fund

Investor Shares.	1.15%
Institutional Shares.	1.15%
Retirement Shares.	1.15%

Hood River International Opportunity Fund

Investor Shares.	1.15%
Institutional Shares.	1.15%
Retirement Shares.	1.15%

Hood River New Opportunities Fund

Investor Shares.	0.85%
Institutional Shares.	0.85%
Retirement Shares.	0.85%

50

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Hood River Small-Cap Growth Fund

Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

For the period ended December 31, 2025, the Advisor waived fees and reimbursed expenses in the amounts of $39,586, $116,042, and $57,059, respectively, for the Emerging Markets Fund, International Opportunity Fund, and the New Opportunities Fund. The Small-Cap Growth Fund paid recoupments to the Advisor in the amount of $79,780 during the period ended December 31, 2025. The waivers and reimbursements will remain in effect through November 24, 2028 for the Emerging Markets Fund, through August 5, 2027 for the New Opportunities Fund, and through November 30, 2026 for both the International Opportunity Fund and the Small-Cap Growth Fund, unless terminated sooner by a mutual agreement of the Board and Advisor.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month dating back to November 24, 2025 (commencement of operations) for the Emerging Markets Fund, August 5, 2024 (commencement of operations) for the New Opportunities Fund, and any subsequent month in the three-year period from the date of the management fee reduction and expense payment, for both the Small-Cap Growth Fund and International Opportunity Fund, if such reimbursement will not cause a Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
Emerging Markets Fund
$39,586	12/31/2028
International Opportunity Fund
$300,864	6/30/2026
$269,486	6/30/2027
$475,738	6/30/2028
$116,042	12/31/2028
New Opportunities Fund
$291,648	6/30/2028
$57,059	12/31/2028

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer Services. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended December 31, 2025, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Fund administration & accounting.	$4,572	$46,246	$64,613	$834,869
Custodian	$5,106	$27,876	$10,629	$92,566
Transfer agent	$7,363	$39,928	$36,341	$134,736
Compliance	$1,258	$6,164	$5,892	$6,074

51

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
At December 31, 2025, the Funds had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Fund administration & accounting	$4,572	$26,880	$48,221	$608,598
Custodian	$5,106	$21,918	$6,392	$80,303
Transfer agent	$7,363	$23,774	$22,649	$87,614
Compliance	$1,258	$3,814	$3,871	$3,999

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
Each of the Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “12b-1 Plan”). The 12b-1 Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Shares. The expenses covered by the 12b-1 Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended December 31, 2025, the Funds incurred, under the Plan, distribution expenses as follows:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Investor Shares	$6	$75,206	$8,917	$195,948

NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have adopted a shareholder servicing plan (the “Plan”) on behalf of each Fund’s Institutional and Investor Share Classes. Under the Plan, the Institutional and Investor Share Classes for each Fund are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional and Investor Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional and Investor Class shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist Institutional and Investor Class shareholders of the Funds, and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other services to shareholders as the Funds may reasonably request. For the period ended December 31, 2025, the Funds incurred, under the Plan, shareholder servicing fees as follows:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Institutional Shares	$101	$52,240	$122,450	$1,280,271
Investor Shares	$3	$26,997	$3,567	$78,379

52

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
NOTE 7 – SECURITIES TRANSACTIONS
For the period ended December 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Emerging Markets Fund	$1,609,144	$428,221
International Opportunity Fund	$134,120,100	$127,382,790
New Opportunities Fund	$243,080,419	$96,492,743
Small-Cap Growth Fund	$1,813,751,167	$1,851,372,228

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2025, the Funds’ most recent fiscal year (period) end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Cost of investments(a)	$141,915,326	$183,165,011	$3,616,287,234
Gross unrealized appreciation	28,225,449	31,447,627	1,189,214,643
Gross unrealized depreciation	(4,890,065)	(8,215,756)	(164,269,627)
Net unrealized appreciation	23,335,384	23,231,871	1,024,945,016
Undistributed ordinary income	1,320,260	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	1,320,260	—	—
Other accumulated gains/(losses)	(67,387,731)	(13,647,928)	(75,648,318)
Total accumulated earnings/(losses)	$(42,732,087)	$9,583,943	$949,296,698

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnership adjustments.
As of June 30, 2025, the International Opportunity Fund had short-term capital losses in the amount of $4,463,299, with no expiration to offset future capital gains. The New Opportunities Fund had short-term capital losses in the amount of $13,455,366 with no expiration to offset future capital gains. The Small-Cap Growth Fund had no capital losses to offset future capital gains.
As of June 30, 2025, the Funds deferred, on a tax basis, post-October losses of:

	Capital	Ordinary Late Year Loss Deferral
International Opportunity Fund	$—	$—
New Opportunities Fund	—	192,562
Small-Cap Growth Fund	44,736,106	24,586,456

For the fiscal year (period) ended June 30, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total Accumulated Earnings/(Loss)	Capital Stock
International Opportunity Fund	$(63,216,111)	$63,216,111
New Opportunities Fund	35,978	(35,978)
Small-Cap Growth Fund	(2,097,087)	2,097,087

These differences primarily relate to net operating losses.

53

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
The tax character of distributions paid during the year ended June 30, 2025, and the year ended June 30, 2024 were as follows:

	Year Ended June 30, 2025	Year Ended June 30, 2024
International Opportunity Fund
Ordinary income	$62,625	$80,535
Small-Cap Growth Fund
Long-Term Capital Gains	$140,962,360	$—

The New Opportunities Fund did not pay any distributions in the period ended June 30, 2025. The New Opportunities Fund commenced operations after June 30, 2024.
NOTE 9 – SECURITIES LENDING
The Funds participate in securities lending arrangements whereby they lend certain portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of their portfolios. U.S. Bank, N.A. serves as the Funds’ securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Funds may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Funds will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Funds will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of December 31, 2025, the International Opportunity Fund, New Opportunities Fund, and Small-Cap Growth Fund each had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments.

54

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
The following table presents the securities out on loan for each Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Hood River International Opportunity Fund	$20,234,519	Non-registered money market fund	$20,716,786	$20,716,786	$ —
Hood River New Opportunities Fund	$71,292,177	Non-registered money market fund	$72,156,189	$72,156,189	$—
Hood River Small – Cap Growth Fund	$1,082,913,785	Non-registered money market fund	$1,113,311,467	$1,113,311,467	$—

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.
Refer to the Funds’ Schedules of Investments for details on the securities out on loan.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, one of the Emerging Market Fund’s portfolio managers beneficially owned 49.6% of the outstanding shares of the Fund.
As of December 31, 2025 National Financial Services LLC held 35% of the outstanding shares of the International Opportunity Fund and Charles Schwab & Co., Inc. held 33% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also beneficially owned.
As of December 31, 2025, National Financial Services LLC held 56% of the outstanding shares of the New Opportunities Fund and Charles Schwab & Co., Inc. held 26% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also beneficially owned.
As of December 31, 2025, National Financial Services LLC held 31% of the outstanding shares of the Small-Cap Growth Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
NOTE 12 – SEGMENT REPORTING
Each Fund operates as a single segment entity. The income, expenses, assets, and performance of each Fund are regularly monitored and assessed by the respective portfolio management team responsible for that Fund. Each portfolio management team serves as the chief operating decision maker for its Fund, using the information presented in the financial statements and financial highlights.

55

Hood River Funds
Approval of the INVESTMENT ADVISORY AGREEMENT FOR THE Hood River Emerging Markets Fund
Investment Advisory Agreement
The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2025, to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River Emerging Markets Fund (the “Fund”), a new series of the Trust, and the Fund’s investment adviser, Hood River Capital Management, LLC (“Hood River”).
In conjunction with the meeting, the Board requested and received materials to assist it in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, the proposed advisory fee of the Fund and due diligence materials relating to Hood River, including Hood River’s Form ADV, information about Hood River’s compliance program, financial information and other pertinent information. The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided.
Based on their evaluation of the information provided, the Trustees (all of whom are Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services that would be provided by Hood River to the Fund. The Board considered the services to be provided by Hood River, such as portfolio management, proxy voting, research and trading services, shareholder servicing and marketing. The Trustees considered the responsibilities of Hood River in the management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Hood River who would be involved in the day-to-day activities of the Fund, including Rohan Kumar, Lance Cannon and Ruoshi Qi, who would serve as the portfolio managers of the Fund. The Trustees noted that Hood River has managed another series of the Trust in an international strategy since 2021 and has extensive experience in small- and mid-cap investing.
The Trustees reviewed the information provided by Hood River in response to the due diligence questionnaire and other information provided by Hood River. The Trustees noted that they had met with representatives of Hood River at meetings held over the past year to discuss Hood River’s business and operations as well as matters related to the launch of the Fund. The Board considered Hood River’s compliance program and reports from the Trust’s Chief Compliance Officer (the “CCO”) regarding the CCO’s review of Hood River’s compliance program. The Trustees concluded that Hood River had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by Hood River to the Fund were satisfactory.
2. Investment Performance of the Adviser
The Trustees noted Hood River has managed the Hood River Small-Cap Growth Fund, another series of the Trust with a comprehensive operating history, since 2003, has managed the Hood River International Opportunity Fund since 2021 and has managed the Hood River New Opportunities Fund since 2024. The Board determined that Hood River has sufficient investment management experience to oversee the Fund. The Trustees noted that the International Opportunity Fund has a good performance track record and considered that this will be the first account managed by Hood River in an emerging markets strategy.
3. Advisory Fees and Expenses
The Trustees considered the projected cost of services and the proposed advisory fee to be paid to Hood River by the Fund. The Trustees considered the cost structure of the Fund relative to a peer group of diversified emerging markets funds with similar pricing features, as compiled by FUSE Research Network, an independent third-party analytics firm. The Board considered the Fund’s proposed advisory fee of 1.00% of the average annual net assets of the Fund, noting

56

Hood River Funds
Approval of the INVESTMENT ADVISORY AGREEMENT FOR THE Hood River Emerging Markets Fund (Continued)
the fee was equal to the peer group median. The Trustees considered Hood River’s commentary regarding the appropriateness of the Fund’s proposed advisory fee and net expense ratio. The Trustees considered that Hood River had agreed to waive its advisory fee and/or reimburse the Fund’s expenses for an initial term of three years.
The Trustees concluded the Fund’s expenses and the advisory fee to be paid to Hood River under the Advisory Agreement were fair and reasonable in light of the quality of services to be provided to the Fund.
4. Costs of Services Provided and Profits Realized by the Adviser
The Trustees considered Hood River’s financial condition. The Trustees noted that the Adviser did not expect to generate profits under the Investment Advisory Agreement during the Fund’s initial year of operations. The Trustees concluded that Hood River had sufficient financial resources to support its services to the Fund.
5. Extent of Economies of Scale as the Fund Grows.
The Trustees did not consider economies of scale to be a material factor given that the Fund had not yet commenced operations.
6. Benefits to be Derived from the Relationship with the Fund.
The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with the Fund. The Trustees concluded that the benefits Hood River may receive, such as soft dollar research, appear to be reasonable and may benefit the Fund.
Conclusion
In considering the approval of the Hood River Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two-year term as being in the best interests of the Fund.

57

Hood River Funds
Approval of the INVESTMENT ADVISORY AGREEMENT FOR THE Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund and Hood River New Opportunities Fund
Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2025 to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Hood River International Opportunity Fund (the “International Opportunity Fund”) and the Hood River New Opportunities Fund (the “New Opportunities Fund”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and the Funds’ investment adviser, Hood River Capital Management, LLC (“Hood River” or the “Adviser”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 23, 2025 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, Hood River’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Hood River, including information regarding Hood River’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by each Fund under the Advisory Agreement, the expense limitation agreements between Hood River and the Trust, on behalf of each Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of Hood River during the year to discuss Hood River’s investment strategy for the Funds, each Fund’s performance, updates about the Adviser’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Adviser, the performance of each Fund, brokerage and trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Funds
The Trustees considered the nature, extent and quality of services provided by the Adviser in the management of the Funds, including portfolio management, research, trading and compliance monitoring, as well as the qualifications and experience of personnel at the Adviser who are involved in the day-to-day activities of the Funds. The Board considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Trustees considered the information provided by the Adviser in response to the due diligence questionnaire and as part of their meetings with the Adviser.
The Trustees concluded that the nature, extent and quality of services provided to each Fund by Hood River were appropriate and that each Fund was likely to continue to benefit from the services provided by Hood River under the Advisory Agreement.
2. Investment Performance of the Funds
Small-Cap Growth Fund. The Trustees considered the performance of the Fund for the one-year, three-year, five-year, ten-year and since-inception periods ended June 30, 2025 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network, an independent third-party analytics firm, and (3) a performance universe of other small growth funds with similar pricing features.

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Hood River Funds
Approval of the INVESTMENT ADVISORY AGREEMENT FOR THE Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund and Hood River New Opportunities Fund (Continued)
The Trustees noted that the Fund outperformed its benchmark, the Russell 2000 Growth Index, the peer group median and the performance universe for all periods. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies similar to the Fund and noted that the composite performance was similar to the Fund’s performance.
International Opportunity Fund. The Trustees considered the performance of the Fund for the one-year, three-year and since-inception periods ended June 30, 2025 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network, and (3) a performance universe of other foreign small/mid growth funds with similar pricing features.
The Trustees noted that the Fund underperformed its benchmark, the MSCI All Country World ex-USA Small Cap Index, peer group median and performance universe median for the one-year period and outperformed the benchmark, peer group median and performance universe median for the three-year and since-inception periods. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies similar to the Fund and noted that the composite performance was similar to the Fund’s performance.
New Opportunities Fund. The Trustees considered the performance of the Fund for the since-inception period ended June 30, 2025 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network, and (3) a performance universe of other mid-cap growth funds with similar pricing features.
The Trustees noted that the Fund outperformed its benchmark, the Russell 2500 Growth Total Return Index, peer group median and performance universe median for the since-inception period. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies similar to the Fund but did not consider composite performance to be a material factor given that the Fund has only a short performance track record since it commenced operations in August 2024.
The Trustees concluded that each Fund’s performance was satisfactory and that each Fund and its shareholders were likely to benefit from Hood River’s continued management.
3. Advisory Fees and Expenses
The Trustees considered each Fund’s advisory fee rate and expense ratio relative to those of peer funds in the respective FUSE peer group. The Trustees also considered Hood River’s commentary regarding each Fund’s advisory fee rate.
Small-Cap Growth Fund. The Trustees noted that the Fund’s contractual advisory fee rate of 0.90% was higher than the peer group median. The Trustees noted that the total net expense ratio for the Institutional Shares was higher than the peer group median and universe median. The Trustees considered the fee waivers and expense reimbursements previously provided by Hood River and Hood River’s commitment to renew the expense limitation agreement.
The Board did not consider advisory fees charged to accounts managed by Hood River in a similar strategy to be a material factor, noting that Hood River does not believe any of the separately managed accounts are equivalent to the Fund due to differences in services and regulatory requirements.
International Opportunity Fund. The Trustees noted that the Fund’s contractual advisory fee of 1.05% was higher than the peer group median. The Trustees also considered the net advisory fee, which was below the peer group median. The Trustees noted that the total net expense ratio for the Institutional Shares was higher than the peer group median and universe median. The Trustees considered the fee waivers and expense reimbursements previously provided by Hood River and Hood River’s commitment to renew the expense limitation agreement.
The Board did not consider advisory fees charged to accounts managed by Hood River in a similar strategy to be a material factor, noting that Hood River does not believe any of the separately managed accounts are equivalent to the Fund due to differences in services and regulatory requirements.

59

Hood River Funds
Approval of the INVESTMENT ADVISORY AGREEMENT FOR THE Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund and Hood River New Opportunities Fund (Continued)
New Opportunities Fund. The Trustees noted that the Fund’s contractual advisory fee of 0.75% was in line with the peer group median and equal to the universe median. The Trustees also considered the net advisory fee, which was below the peer group median. The Trustees noted that the total net expense ratio for the Institutional Shares was higher than the peer group median and the universe median. The Trustees considered the fee waivers and expense reimbursements provided by Hood River under the terms of the operating expense limitation agreement, which is in place until at least August 5, 2027.
The Trustees concluded that each Fund’s expenses and the advisory fee paid to Hood River were fair and reasonable in light of the comparative expense and advisory fee information and the quality of the services provided to each Fund by Hood River.
4. Costs of Services Provided and Profits Realized by the Adviser
The Trustees considered Hood River’s financial statements and a profitability analysis prepared by Hood River based on the fees payable under the Advisory Agreement. The Trustees concluded that Hood River’s level of profitability from its relationship with the Small-Cap Growth Fund and the New Opportunities Fund was reasonable.
Given that Hood River had not yet generated profits from the International Opportunity Fund, the Trustees did not consider profitability to be a material factor for this Fund.
5. Economies of Scale
The Trustees compared each Fund’s expenses relative to its peer group and universe and considered potential economies of scale. The Trustees noted that the Funds’ advisory fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size but considered that Hood River has been waiving fees or reimbursing expenses since each Fund’s inception. The Trustees considered that the Small-Cap Growth Fund is closed to most new investors and discussed information provided by Hood River regarding investments in personnel, research, technology and other resources that benefit the Funds.
With respect to the Small-Cap Growth Fund, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Hood River and the Fund at the Fund’s current asset level. With respect to the International Opportunity Fund and the New Opportunities Fund, the Trustees did not consider economies of scale to be a material factor given the current asset size of each Fund.
6. Benefits Derived from the Relationship with the Funds
The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with the Funds. The Trustees concluded that the benefits Hood River receives, such as soft dollar research, appear to be reasonable.
Conclusion
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of each Fund and its shareholders.

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HOOD RIVER FUNDS
ADDITIONAL INFORMATION
as of December 31, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	March 3, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	March 3, 2026

* Print the name and title of each signing officer under his or her signature.